Corporate Information - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Line Items]
Entity incorporation, state or country code		E9
Entity incorporation, date of incorporation		Sep. 13, 2017
Principal activities		investment holding
Subsidiaries
Disclosure Of General Information About Financial Statements [Line Items]
Principal activities		distribution of commercial copyrights, provision of music education solutions and provision of services related to music events
Rosenkavalier Group
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of equity interest in subsidiaries	100.00%